Accounts receivable and others (Details 1) - BRL (R$) R$ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Current trade receivables gross	R$ 146,908	R$ 113,805
Allowance for expected credit losses	(1,216)	(1,159)	R$ (866)
Total current	145,692	112,646
Total non-current	240,407	180,597
Sale of Sugarcane [Member]
Statement Line Items [Line Items]
Current trade receivables gross	30,031	27,623
Sale of Grains [Member]
Statement Line Items [Line Items]
Current trade receivables gross	36,777	36,546
Sale of Beef Cattle [Member]
Statement Line Items [Line Items]
Current trade receivables gross	636	1,210
Leases of Land [Member]
Statement Line Items [Line Items]
Current trade receivables gross	4,868	6,954
Sale of Machinery [Member]
Statement Line Items [Line Items]
Current trade receivables gross	918	121
Total non-current	333
Sale of Farms [Member]
Statement Line Items [Line Items]
Current trade receivables gross	73,678	41,351
Total non-current	R$ 240,074	R$ 180,597